Cover	Jan. 29, 2024
Cover [Abstract]
Entity Registrant Name	NATE’S FOOD CO.
Entity Central Index Key	0001409446
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 29, 2024
Entity Ex Transition Period	false
Entity File Number	000-52831
Entity Incorporation State Country Code	CO
Entity Tax Identification Number	46-3403755
Entity Address Address Line 1	15151 Springdale
Entity Address City Or Town	Huntington Beach
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92649
City Area Code	949
Local Phone Number	381-1834
Security 12b Title	Common Stock, Par Value $0.0001
Trading Symbol	NHMD
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false